Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,810,000
Previously Paid Amount	0
Total Fee Amount	76,214.71
Total Offset Amount	0
Net Fee	$ 76,214.71